Other Liabilities (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Current Liability	Dec. 31, 2012 Noncurrent Liability	Dec. 31, 2012 Workforce Current Liability	Dec. 31, 2012 Workforce Noncurrent Liability	Dec. 31, 2012 Space Current Liability	Dec. 31, 2012 Space Noncurrent Liability
Other Liabilities
Income tax reserves	$ 2,527	$ 3,989
Executive compensation accruals	1,542	1,388
Disability benefits	890	835
Derivative liabilities	78	166
Special actions	430	347
Workforce reductions	473	366
Deferred taxes	448	549
Environmental accruals	216	249
Noncurrent warranty accruals	167	163
Asset retirement obligations	127	166
Other	709	777
Total	7,607	8,996
Restructuring Reserve
Liability at the beginning of the period			38	347	33	344	4	3
Payments			(36)		(32)		(4)
Other Adjustments			28	83	27	85	1	(3)
Liability at the end of the period			$ 30	$ 430	$ 28	$ 430	$ 2	$ 0